Income Taxes - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, balance	$ 74,000,000	$ 197,000,000	$ 405,000,000
Additions for tax positions related to current year	2,400,000	7,000,000	7,000,000
Additions for tax positions related to prior years	1,300,000	0	118,000,000
Reductions for tax positions related to prior years	(6,000,000)	(25,000,000)	(351,000,000)
Reductions for settlements with taxing authorities	0	(105,000,000)	18,000,000
Reductions for expiring statutes	(10,600,000)	0	0
Unrecognized tax benefits, balance	61,100,000	74,000,000	197,000,000
Unrecognized tax benefits that would affect effective rate	$ 19,700,000	$ 24,000,000	$ 49,000,000